Summary Prospectus, Prospectus and
Statement of Additional Information Supplement

January 5, 2024

Morgan Stanley Institutional Fund Trust

Supplement dated January 5, 2024 to the Morgan Stanley Institutional Fund Trust Summary Prospectus, Prospectus and Statement of Additional Information dated January 27, 2023, as amended

Core Plus Fixed Income Portfolio
(the "Acquired Fund")

At an adjourned special meeting of shareholders of the Acquired Fund held on January 5, 2024, shareholders of the Acquired Fund ("Acquired Fund Shareholders") approved the reorganization of the Acquired Fund into Eaton Vance Total Return Bond ETF, a newly-created exchange-traded fund ("ETF") (the "Acquiring Fund"), which is a series of Morgan Stanley ETF Trust (the "Reorganization").

The Reorganization will be accomplished in accordance with an Agreement and Plan of Reorganization and is anticipated to occur (after the close of trading) on or about March 22, 2024 (the "Closing Date"). Except as noted below, Acquired Fund Shareholders will become shareholders of the Acquiring Fund, receiving shares of the Acquiring Fund with a value equal to the aggregate net asset value of their shares of the Acquired Fund ("Acquired Fund Shares") held immediately prior to the Reorganization, except with respect to cash received in lieu of fractional shares of the Acquiring Fund, which cash payment may be taxable.

If you do not hold your Acquired Fund Shares through a brokerage account that can accept shares of the Acquiring Fund on the Closing Date, you will not receive shares of the Acquiring Fund as part of the Reorganization. Instead, your investment will be liquidated and you will receive cash equal in value to the aggregate net asset value of your Acquired Fund Shares on the Closing Date. The liquidation of your investment and return of cash may be taxable. If you hold Acquired Fund Shares through an individual retirement account ("IRA") or group retirement plan whose plan sponsor does not have the ability to hold shares of ETFs on its platform, you may need to redeem your shares prior to the Reorganization or, if applicable, your financial intermediary may transfer your investment in the Acquired Fund to a different investment option prior to the Reorganization. If you hold Acquired Fund Shares through an IRA directly with the Acquired Fund at its transfer agent, SS&C Global Investor and Distribution Solutions, Inc., and do not take action to transfer the investment in the Acquired Fund to a different investment option, your Acquired Fund Shares will be exchanged for R Shares of Morgan Stanley U.S. Government Money Market Trust equal in value to the aggregate net asset value of your Acquired Fund Shares on the Closing Date unless you provide alternative direction prior to the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund.

Effective February 1, 2024 (the "Effective Date"), the Acquired Fund will be closed to new investors. It is currently anticipated that the final date for existing investors to purchase Acquired Fund Shares or exchange shares of another Morgan Stanley mutual fund for Acquired Fund Shares will be on or about March 8, 2024. It is also currently anticipated that the final date to redeem Acquired Fund Shares or exchange Acquired Fund Shares for shares of another Morgan Stanley mutual fund will be on or about March 20, 2024.

Beginning on the Effective Date, the following fees and charges will be waived: (i) the sales charge on purchases of Class A shares of the Acquired Fund; (ii) the contingent deferred sales charge ("CDSC") on Class A and Class C shares of the Acquired Fund; (iii) the 12b-1 fees for Class A, Class L and Class C shares of the Acquired Fund; and (iv) any finder's fee payments applicable to any class of shares. Also, effective on the Effective Date, any current Letter of Intent under which Class A shares of the Acquired Fund were purchased would be considered completed.

Accordingly, the Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:

Waiver of sales charge on purchases of Class A Shares and waiver of CDSC for Class A and C Shares	– The following is added at the end of the second paragraph under the "Fees and Expenses" section of the Summary Prospectus and under the "Fund Summary—Core Plus Fixed Income Portfolio—Fees and Expenses" section of the Prospectus:
Effective February 1, 2024, sales charges on purchases of Class A Shares of the Fund and deferred sales charges on redemptions of Class A or Class C Shares of the Fund will be waived.
– The following is added to the beginning of the "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares" section of the Prospectus:
With respect to the Core Plus Fixed Income Portfolio only, effective February 1, 2024, sales charges on purchases of Class A Shares of the Fund will be waived.
– The following is added to the beginning of the "Shareholder Information—How to Redeem Fund Shares—CDSC Waivers on Class A and Class C Shares" section of the Prospectus:
With respect to the Core Plus Fixed Income Portfolio only, effective February 1, 2024, deferred sales charges on redemptions of Class A or Class C Shares of the Fund will be waived.
Waiver of Finder's Fee	– The following is added after the fourth sentence of the "Shareholder Information—Share Class Arrangements" section of the Prospectus:
With respect to the Core Plus Fixed Income Portfolio only, effective February 1, 2024, finder's fee payments on any class of shares of the Core Plus Fixed Income Portfolio will be waived.

Waiver of 12b-1 Fees for Class A, Class L and Class C Shares	– The following is added at the end of the first paragraph of the "Shareholder Information—Distribution of Fund Shares" section of the Prospectus:
With respect to the Core Plus Fixed Income Portfolio, effective February 1, 2024, 12b-1 fees on Class A, Class L and Class C shares of the Fund will be waived.
– The following is added to the end of the first paragraph under the "DISTRIBUTION AND SHAREHOLDER SERVICES PLANS—Class A, Class L, Class C and Institutional Class" section of the Statement of Additional Information:
With respect to the Core Plus Fixed Income Portfolio, effective February 1, 2024, 12b-1 fees on Class A, Class L and Class C shares of the Fund will be waived.
Forgiving Letter of Intent Obligations	– The following is added at the end of the "Shareholder Information—Sales Charges Applicable to Purchases of Class A Shares—Letter of Intent" section of the Prospectus:
Effective February 1, 2024, any current Letter of Intent under which Class A Shares of the Core Plus Fixed Income Portfolio were purchased will be considered completed. As a result, after that date, commissions to dealers will not be adjusted or paid on the difference between the Letter of Intent amount and the amount actually invested before February 1, 2024. Because a Letter of Intent may include Class A purchases of other Morgan Stanley Multi-Class Funds, this completion will cancel the existing Letter of Intent for all future Class A purchases of those Morgan Stanley Funds. You will need to enter into a new Letter of Intent if you want to continue to make Class A purchases in other Morgan Stanley Multi-Class Funds at the reduced sales charges.

Closing of Acquired Fund to New Investors	– The following is added at the end of the first paragraph under the "Purchase and Sale of Fund Shares" section of the Summary Prospectus and under the "Fund Summary—Core Plus Fixed Income Portfolio—Purchase and Sale of Fund Shares" section of the Prospectus:
Effective February 1, 2024, the Trust has suspended offering all share classes of the Core Plus Fixed Income Portfolio to new investors.
– The following is added at the end of the first paragraph under the "Shareholder Information—Share Class Arrangements" section of the Prospectus:
Effective February 1, 2024, the Trust has suspended offering all share classes of the Core Plus Fixed Income Portfolio to new investors.
– The following is added as the penultimate sentence of the first paragraph on the front cover of the Statement of Additional Information:
Effective February 1, 2024, the Trust has suspended offering all share classes of the Core Plus Fixed Income Portfolio to new investors.

Please retain this supplement for future reference.

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